UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	15

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	27

Fund Information	29

Directors and Officers	30

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

Sincerely,

Christopher C. Davis	Kenneth C. Feinberg
President & Portfolio Manager	Portfolio Manager

March 3, 2008

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis New York Venture Fund’s Class A shares delivered a negative return on net asset value of 2.88% for the six-month period ended January 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 4.32%. The economic sectors3 within the Index that turned in the strongest performance over the six-month period were utilities, consumer staples, and materials. The economic sectors that turned in the weakest performance over the six-month period were consumer discretionary, financials, and telecommunication services.

Key Contributors to Performance

The Fund out-performed the Index but still declined in value over the six-month period. While we are never happy when we lose money, we recognize that good long-term records are built on results in both up and down markets.

The Fund has a significant investment in consumer staple companies (14% versus 10% for the Index), and they were the most important contributors4 to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 9% versus up 6% for the Index). Altria5 and Costco Wholesale were among the top contributors to performance.

The Fund has a significant investment in energy companies (14% versus 12% for the Index), and they were the second most important contributors to performance. The Fund’s energy companies out-performed the corresponding sector within the Index (up 9% versus up 1% for the Index). Occidental Petroleum, Devon Energy, and EOG Resources were among the top contributors to performance.

Key Detractors from Performance

The most important detractors from performance over the six-month period were the Fund’s holdings in financial and consumer discretionary companies.

The Fund had more invested in financial companies than in any other economic sector (37% versus 19% for the Index) and this investment in a poorly performing sector resulted in financial companies being the most important detractors from performance. Stock selection helped reduce the damage as the Fund’s financial companies out-performed the corresponding sector within the Index (down 7% versus down 11% for the Index). Berkshire Hathaway and JPMorgan Chase were among the top contributors to performance. Citigroup, American International Group, Wachovia, American Express, Moody’s, and Ambac Financial Group were among the top detractors from performance.

The weak performance of the Fund’s consumer discretionary companies (down 15% versus down 12% for the Index), along with a larger investment in this sector (10% versus 9% for the Index) detracted from both absolute and relative performance. Comcast and Harley-Davidson were among the top detractors from performance.

The Fund Managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index.

_________________________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Davis New York Venture Fund’s Class A shares as of January 31, 2008 was 0.85%. The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended January 31, 2008.

	1 Year	Five Years	Ten Years	Fund Inception (02/17/69)
Davis New York Venture Fund A without sales charge	(1.34)%	14.25%	7.71%	13.05%
Davis New York Venture Fund A with 4.75% sales charge	(6.02)%	13.14%	7.19%	12.90%
Standard & Poor’s 500® Index	(2.31)%	12.03%	5.14%	10.40%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2     The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten economic sectors. One or more industry groups make up an economic sector.

4     A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND

FUND OVERVIEW

At January 31, 2008 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.99%	Diversified Financials	16.37%	9.07%
Common Stock (Foreign)	13.34%	Insurance	15.26%	4.30%
Convertible Bonds	0.17%	Energy	14.26%	12.29%
Short Term Investments	3.41%	Technology	8.78%	15.64%
Other Assets & Liabilities	0.09%	Food & Staples Retailing	6.95%	2.51%
	100.00%	Food, Beverage & Tobacco	6.63%	5.33%
		Media	5.82%	2.83%
		Materials	4.53%	3.40%
		Other	4.28%	11.70%
		Banks	4.21%	4.15%
		Health Care	3.84%	12.14%
		Retailing	3.01%	2.90%
		Transportation	2.43%	1.96%
		Capital Goods	1.94%	9.29%
		Household & Personal Products	1.69%	2.49%
			100.00%	100.00%

Top 10 Holdings
Security	Industry	% of Fund’s Net Assets
American Express Co.	Consumer Finance	4.04%
Altria Group, Inc.	Food, Beverage & Tobacco	3.98%
ConocoPhillips	Energy	3.94%
Costco Wholesale Corp.	Food & Staples Retailing	3.86%
American International Group, Inc.	Multi-Line Insurance	3.43%
JPMorgan Chase & Co.	Diversified Financial Services	3.36%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.26%
Devon Energy Corp.	Energy	2.61%
Wells Fargo & Co.	Commercial Banks	2.30%
Loews Corp.	Multi-Line Insurance	2.23%

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/07)	(01/31/08)	(08/01/07-01/31/08)
Class A
Actual	$1,000.00	$971.20	$4.21
Hypothetical	$1,000.00	$1,020.86	$4.32
Class B
Actual	$1,000.00	$967.22	$8.11
Hypothetical	$1,000.00	$1,016.89	$8.31
Class C
Actual	$1,000.00	$967.52	$7.96
Hypothetical	$1,000.00	$1,017.04	$8.16
Class R
Actual	$1,000.00	$969.77	$5.79
Hypothetical	$1,000.00	$1,019.25	$5.94
Class Y
Actual	$1,000.00	$972.61	$2.93
Hypothetical	$1,000.00	$1,022.17	$3.00

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2008 are as follows:

Annualized Expense Ratio**

Class A	0.85%
Class B	1.64%
Class C	1.61%
Class R	1.17%
Class Y	0.59%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/07 to 01/31/08. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (96.33%)

AUTOMOBILES & COMPONENTS – (0.72%)
8,339,160	Harley-Davidson, Inc.	$338,403,113
CAPITAL GOODS – (1.88%)
11,828,500	General Electric Co.	418,847,185
651,000	PACCAR Inc.	30,512,370
773,500	Siemens AG, Registered (Germany)(b)	99,704,876
8,402,824	Tyco International Ltd.	330,735,153
		879,799,584
CAPITAL MARKETS – (6.39%)
5,625,231	Ameriprise Financial, Inc.	311,131,527
20,168,028	Bank of New York Mellon Corp.	940,435,146
9,388,419	E*TRADE Financial Corp.*	46,519,616
7,730,604	Julius Baer Holding, Ltd. AG (Switzerland)	543,031,460
1,881,500	Merrill Lynch & Co., Inc.	106,116,600
13,935,100	Merrill Lynch & Co., Inc., Private Placement (c)	698,990,190
3,836,213	Morgan Stanley	189,624,009
1,988,100	State Street Corp.	163,262,772
		2,999,111,320
COMMERCIAL BANKS – (4.06%)
11,005,235	Commerce Bancorp, Inc. (d)	419,409,506
4,126,963	HSBC Holdings PLC (United Kingdom)(b)	61,918,963
8,893,453	Wachovia Corp.	346,222,125
31,706,978	Wells Fargo & Co.	1,078,354,322
		1,905,904,916
COMMERCIAL SERVICES & SUPPLIES – (0.98%)
5,007,090	D&B Corp. (d)	460,552,138
CONSUMER DURABLES & APPAREL – (0.16%)
1,181,077	Hunter Douglas NV (Netherlands)	76,734,515
CONSUMER FINANCE – (4.15%)
38,472,738	American Express Co.	1,897,475,438
2,911,758	Discover Financial Services	50,955,765
		1,948,431,203
CONSUMER SERVICES – (0.93%)
22,701,524	H&R Block, Inc. (d)	437,458,367
DIVERSIFIED FINANCIAL SERVICES – (5.25%)
20,307,662	Citigroup Inc.	573,082,222
33,164,599	JPMorgan Chase & Co.	1,576,976,682
8,913,407	Moody’s Corp.	311,880,111
		2,461,939,015

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (13.76%)
11,500,877	Canadian Natural Resources Ltd. (Canada)	$732,720,874
145,332,248	China Coal Energy Co. (China)	339,761,315
23,042,164	ConocoPhillips	1,850,746,612
14,434,829	Devon Energy Corp.	1,226,671,768
11,524,973	EOG Resources, Inc.	1,008,435,137
13,570,877	Occidental Petroleum Corp.	921,055,422
3,053,373	Transocean Inc.*	374,343,530
		6,453,734,658
FOOD & STAPLES RETAILING – (6.71%)
26,693,299	Costco Wholesale Corp. (d)	1,812,741,935
16,737,666	CVS Caremark Corp.	653,940,611
13,211,074	Wal-Mart Stores, Inc.	672,179,445
230,000	Whole Foods Market, Inc.	9,075,800
		3,147,937,791
FOOD, BEVERAGE & TOBACCO – (6.40%)
24,653,783	Altria Group, Inc.	1,869,249,827
31,530,182	Diageo PLC (United Kingdom)	636,472,863
8,084,533	Heineken Holding NV (Netherlands)	412,425,582
2,337,592	Hershey Co.	84,620,830
		3,002,769,102
HEALTH CARE EQUIPMENT & SERVICES – (3.70%)
5,053,213	Cardinal Health, Inc.	292,934,758
10,337,424	Covidien Ltd.	461,359,233
6,145,800	Express Scripts, Inc.*	414,288,378
11,189,430	UnitedHealth Group Inc.	568,870,621
		1,737,452,990
HOUSEHOLD & PERSONAL PRODUCTS – (1.63%)
5,313,182	Avon Products, Inc.	186,067,634
8,788,414	Procter & Gamble Co.	579,595,903
		765,663,537
INSURANCE BROKERS – (0.79%)
8,493,304	Aon Corp.	369,628,590
LIFE & HEALTH INSURANCE – (0.49%)
2,583,712	Principal Financial Group, Inc.	154,015,072
1,490,926	Sun Life Financial Inc. (Canada)	73,785,928
		227,801,000
MATERIALS – (4.38%)
4,660,765	BHP Billiton PLC (United Kingdom)	140,939,597
4,012,441	Martin Marietta Materials, Inc. (d)	492,406,759

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (Continued)
1,968,733	Rio Tinto PLC (United Kingdom)	$197,113,453
27,114,899	Sealed Air Corp. (d)	709,054,609
9,198,150	Sino-Forest Corp.* (Canada)(d)	168,929,721
4,393,229	Vulcan Materials Co.	344,692,747
		2,053,136,886
MEDIA – (5.62%)
46,045,616	Comcast Corp., Special Class A*	827,439,719
17,830,161	Grupo Televisa S.A., ADR (Mexico)	397,434,289
2,358,613	Lagardere S.C.A. (France)	173,285,647
1,230,508	Liberty Media Corp. – Capital, Series A*	132,365,746
33,956,145	News Corp., Class A	641,771,140
7,602,557	Virgin Media Inc.	126,582,574
27,426,680	WPP Group PLC (United Kingdom)	337,627,749
		2,636,506,864
MULTI-LINE INSURANCE – (5.66%)
29,160,813	American International Group, Inc.	1,608,510,445
22,439,359	Loews Corp.	1,047,693,672
		2,656,204,117
PROPERTY & CASUALTY INSURANCE – (6.75%)
6,709,365	Ambac Financial Group, Inc. (d)	78,633,758
11,244	Berkshire Hathaway Inc., Class A*	1,529,184,000
13,275	Berkshire Hathaway Inc., Class B*	60,401,250
85,987	Markel Corp.*	39,811,981
3,404,900	MBIA Inc.	52,775,950
11,498,916	Millea Holdings, Inc. (Japan)	438,139,442
25,405,835	NIPPONKOA Insurance Co., Ltd. (Japan)	233,797,385
39,494,853	Progressive Corp. (Ohio)(d)	733,024,472
		3,165,768,238
REAL ESTATE – (0.35%)
35,069,391	Hang Lung Group Ltd. (Hong Kong)	162,532,888
REINSURANCE – (1.05%)
617,200	Everest Re Group, Ltd.	62,763,068
6,283,334	Transatlantic Holdings, Inc. (d)	428,523,379
		491,286,447
RETAILING – (2.90%)
1,780,545	Amazon.com, Inc.*	138,179,195
12,410,257	Bed Bath & Beyond Inc.*	399,424,122
17,407,992	CarMax, Inc.* (d)	388,198,222

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAILING – (Continued)
6,152,539	Liberty Media Corp. – Interactive, Series A*	$97,825,370
6,589,064	Lowe’s Cos, Inc.	174,214,852
1,483,538	Sears Holdings Corp.*	163,530,394
		1,361,372,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.83%)
12,564,647	Texas Instruments Inc.	388,624,532
SOFTWARE & SERVICES – (4.39%)
678,474	Google Inc., Class A*	379,545,140
19,222,547	Iron Mountain Inc.* (d)	661,063,391
31,333,797	Microsoft Corp.	1,018,975,078
		2,059,583,609
TECHNOLOGY HARDWARE & EQUIPMENT – (3.25%)
12,253,720	Agilent Technologies, Inc.*	415,523,645
19,368,855	Dell Inc.*	387,086,567
8,043,374	Hewlett-Packard Co.	351,897,612
10,978,124	Tyco Electronics Ltd.	371,170,372
		1,525,678,196
TELECOMMUNICATION SERVICES – (0.81%)
5,506,362	SK Telecom Co., Ltd., ADR (South Korea)	136,722,968
23,033,772	Sprint Nextel Corp.	242,545,619
		379,268,587
TRANSPORTATION – (2.34%)
4,899,868	Asciano Group (Australia)	24,506,801
78,612,583	China Merchants Holdings International Co., Ltd. (China)	384,540,430
58,680,637	China Shipping Development Co. Ltd. (China)	151,540,882
48,089,289	Cosco Pacific Ltd. (China)	96,810,912
1,849,730	Kuehne & Nagel International AG, Registered (Switzerland)	169,204,684
6,779,708	Toll Holdings Ltd. (Australia)	67,905,245
2,789,371	United Parcel Service, Inc., Class B	204,070,382
		1,098,579,336

	Total Common Stock – (identified cost $30,766,030,306)	45,191,863,694

CONVERTIBLE BONDS – (0.17%)
TELECOMMUNICATION SERVICES – (0.17%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	82,028,750

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (3.21%)

$455,273,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $455,310,686
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.875%, 08/29/08-11/01/37,
	total market value $464,378,460)	$455,273,000
417,333,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $417,367,546
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%, 06/01/35-02/01/38,
	total market value $425,679,660)	417,333,000
303,516,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $303,541,124
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.082%, 10/25/16-01/20/38,
	total market value $309,586,320)	303,516,000
329,184,000	UBS Securities LLC Joint Repurchase Agreement, 2.95%,
	02/01/08, dated 01/31/08, repurchase value of $329,210,975
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 06/01/33-04/01/37,
	total market value $335,767,680)	329,184,000

	Total Repurchase Agreements – (identified cost $1,505,306,000)	1,505,306,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

		Value
Principal	Security	(Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.20%)

$28,465,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $28,467,356
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.875%, 08/29/08-11/01/37,
	total market value $29,034,300)	$28,465,000
26,093,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $26,095,160
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%, 06/01/35-02/01/38,
	total market value $26,614,860)	26,093,000
18,977,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.98%,
	02/01/08, dated 01/31/08, repurchase value of $18,978,571
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.082%, 10/25/16-01/20/38,
	total market value $19,356,540)	18,977,000
20,580,000	UBS Securities LLC Joint Repurchase Agreement, 2.95%,
	02/01/08, dated 01/31/08, repurchase value of $20,581,686
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 06/01/33-04/01/37,
	total market value $20,991,600)	20,580,000

	Total Investment of Cash Collateral for Securities Loaned
	(identified cost $94,115,000)	94,115,000

Total Investments – (99.91%) (identified cost $32,433,951,306)	46,873,313,444
Other Assets Less Liabilities – (0.09%)	41,491,373
Net Assets – (100.00%)	$46,914,804,817

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $32,446,030,949. At January 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$16,006,338,565
Unrealized depreciation	(1,579,056,070)
Net unrealized appreciation	$14,427,282,495
(b)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.
(c)	Illiquid and Restricted Security – See Note 9 of the Notes to Financial Statements.

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2008 (Unaudited)

(d)  Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2008, amounts to $6,789,996,257. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2007	Gross Additions	Gross Reductions (e)	Shares January 31, 2008	Dividend Income
Ambac Financial Group, Inc.	1,987,000	4,733,500	11,135	6,709,365	$1,285,515
CarMax, Inc.	8,863,500	8,569,500	25,008	17,407,992	–
Commerce Bancorp, Inc.	11,023,500	–	18,265	11,005,235	2,863,736
Costco Wholesale Corp.	26,737,600	–	44,301	26,693,299	3,876,952
D&B Corp.	5,015,400	–	8,310	5,007,090	2,507,700
H&R Block, Inc.	22,739,200	–	37,676	22,701,524	6,475,303
Iron Mountain Inc.	19,254,450	–	31,903	19,222,547	–
Martin Marietta Materials, Inc.	4,019,100	–	6,659	4,012,441	2,773,179
Progressive Corp. (Ohio)	39,560,400	–	65,547	39,494,853	84,847,554
Sealed Air Corp.	26,159,400	1,000,500	45,001	27,114,899	5,427,480
Sino-Forest Corp.	–	9,212,300	14,150	9,198,150	–
Transatlantic Holdings, Inc.	6,293,762	–	10,428	6,283,334	2,014,004

(e)	Gross reductions due to in-kind redemption – See Note 10 of the Notes to Financial Statements.

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments):
Unaffiliated companies (including securities loaned of $90,249,390)
(cost of $27,705,384,488)	$39,989,202,187
Affiliated companies (cost of $4,634,451,818)	6,789,996,257
Collateral for securities loaned (cost of $94,115,000) (Note 7)	94,115,000
Cash	723,437
Receivables:
Dividends and interest	35,918,279
Capital stock sold	145,180,623
Investment securities sold	183,409,610
Prepaid expenses	854,809
Total assets	47,239,400,202
LIABILITIES:
Return of collateral for securities loaned (Note 7)	94,115,000
Payables:
Capital stock redeemed	139,360,127
Investment securities purchased	44,582,153
Accrued expenses	12,726,379
Accrued management fees	19,170,321
Distribution and service plan fees (Note 4)	14,641,405
Total liabilities	324,595,385
NET ASSETS	$46,914,804,817

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$61,782,201
Additional paid-in capital	33,235,534,414
Net unrealized appreciation on investments and foreign currency transactions	14,439,514,370
Undistributed net investment loss	(5,473,237)
Accumulated net realized losses from investments and foreign currency
transactions	(816,552,931)
Net Assets	$46,914,804,817

DAVIS NEW YORK VENTURE FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At January 31, 2008 (Unaudited)

CLASS A SHARES
Net assets	$28,996,764,208
Shares outstanding	759,036,694
Net asset value and redemption price per share	$38.20
Maximum offering price per share (100/95.25 of $38.20)*	$40.10

CLASS B SHARES
Net assets	$2,290,774,764
Shares outstanding	62,601,337
Net asset value, offering, and redemption price per share	$36.59

CLASS C SHARES
Net assets	$7,349,751,441
Shares outstanding	199,543,278
Net asset value, offering, and redemption price per share	$36.83

CLASS R SHARES
Net assets	$831,921,033
Shares outstanding	21,758,102
Net asset value, offering, and redemption price per share	$38.24

CLASS Y SHARES
Net assets	$7,445,593,371
Shares outstanding	192,704,615
Net asset value, offering, and redemption price per share	$38.64

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies (Net of foreign withholding taxes of $1,486,160)		$319,431,238
Affiliated companies		112,071,423
Interest		44,008,136
Net lending fees		227,218
Total income		475,738,015
Expenses:
Management fees (Note 3)	$115,577,584
Custodian fees	3,237,632
Transfer agent fees:
Class A	15,607,742
Class B	1,998,437
Class C	4,220,742
Class R	712,272
Class Y	3,290,780
Audit fees	45,000
Legal fees	55,759
Accounting fees (Note 3)	199,998
Reports to shareholders	2,357,457
Directors’ fees and expenses	324,835
Registration and filing fees	429,563
Miscellaneous	238,626
Payments under distribution plan (Note 4):
Class A	37,869,327
Class B	13,688,633
Class C	39,003,949
Class R	2,046,979
Total expenses		240,905,315
Expenses paid indirectly (Note 6)		(58,883)
Net expenses		240,846,432
Net investment income		234,891,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		993,903,283
Affiliated companies		1,334,409
Foreign currency transactions		(1,025,727)
Net decrease in unrealized appreciation on investments and foreign currency
transactions		(2,686,486,646)
Net realized and unrealized loss on investments and foreign currency		(1,692,274,681)
Net decrease in net assets resulting from operations		$(1,457,383,098)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
OPERATIONS:
Net investment income	$234,891,583	$348,929,852
Net realized gain from investments and
foreign currency transactions	994,211,965	1,093,819,136
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	(2,686,486,646)	3,949,963,385
Net increase (decrease) in net assets resulting
from operations	(1,457,383,098)	5,392,712,373

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(322,952,188)	(187,901,477)
Class B	(6,912,271)	(392,486)
Class C	(23,355,682)	(766,918)
Class R	(6,298,379)	(2,218,590)
Class Y	(99,426,506)	(45,448,192)

CAPITAL SHARE TRANSACTIONS:
net increase (decrease) in assets resulting from capital
share transactions (Note 5)
Class A	435,893,319	3,765,766,948
Class B	(640,193,583)	(1,624,855,397)
Class C	(127,105,678)	672,931,301
Class R	123,819,896	306,925,828
Class Y	1,037,293,529	1,990,981,365

Total increase (decrease) in net assets	(1,086,620,641)	10,267,734,755

NET ASSETS:
Beginning of period	48,001,425,458	37,733,690,703
End of period*	$46,914,804,817	$48,001,425,458

*Including undistributed net investment income (loss) of	$(5,473,237)	$218,580,206

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. At January 31, 2008, the Fund had available for Federal Income Tax purposes unused capital loss carryovers of $1,798,684,000 of which $744,419,000 expires in 2011, $435,021,000 expires in 2012, $243,098,000 expires in 2013 and $376,146,000 expires in 2014.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of January 31, 2008, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2008 were $4,451,228,070 and $3,966,130,154, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, 0.55% on the next $2.5 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, and 0.41% of the average net assets in excess of $48 billion. Advisory fees paid for the six months ended January 31, 2008 approximated 0.47% (annualized) of average net assets.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - (Continued)

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2008, amounted to $1,225,344. State Street Bank & Trust Co. (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $199,998 for the six months ended January 31, 2008. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2008, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $8,790,897 from commissions earned on sales of Class A shares of the Fund, of which $1,336,064 was retained by the Underwriter and the remaining $7,454,833 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended January 31, 2008 was $37,869,327.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES - (Continued)

CLASS B SHARES - (Continued)

During the six months ended January 31, 2008, Class B shares of the Fund made distribution plan payments, which included distribution fees of $10,272,242 and service fees of $3,416,391.

Commission advances by the Distributor during the six months ended January 31, 2008 on the sale of Class B shares of the Fund amounted to $1,854,754, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $347,257,582 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2008, the Distributor received $1,335,371 in contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2008, Class C shares of the Fund made distribution plan payments, which included distribution fees of $29,252,962 and service fees of $9,750,987.

Commission advances by the Distributor during the six months ended January 31, 2008, on the sale of Class C shares of the Fund amounted to $4,330,828, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $568,398,758 representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase. During the six months ended January 31, 2008, the Distributor received $421,994 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS R SHARES

Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2008, Class R shares of the Fund made distribution plan payments, which included distribution fees of $1,023,490 and service fees of $1,023,489.

The Distributor intends to seek payment from Class R shares of the Fund in the amount of $76,946,095 representing 6.25% of gross Fund sales of Class R shares, plus interest, reduced by cumulative distribution fees paid by the Fund. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

NOTE 5 - CAPITAL STOCK

At January 31, 2008, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., 2,175,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2008 (Unaudited)		July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	86,371,267	$3,454,538,444	215,323,689	$8,306,130,052
Shares issued in reinvestment
of distributions	7,528,696	302,656,575	4,671,646	175,935,265
	93,899,963	3,757,195,019	219,995,335	8,482,065,317
Shares redeemed*	(83,616,849)	(3,321,301,700)	(120,976,699)	(4,716,298,369)
Net increase	10,283,114	$435,893,319	99,018,636	$3,765,766,948

* Amounts for the six months ended January 31, 2008 include a redemption as a result of an in-kind transfer of securities (See Note 10 of the Notes to Financial Statements).

Class B	Six months ended		Year ended
	January 31, 2008 (Unaudited)		July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,060,249	$78,578,940	7,240,752	$265,353,320
Shares issued in reinvestment
of distributions	163,199	6,292,964	9,893	357,361
	2,223,448	84,871,904	7,250,645	265,710,681
Shares redeemed	(18,911,943)	(725,065,487)	(51,861,379)	(1,890,566,078)
Net decrease	(16,688,495)	$(640,193,583)	(44,610,734)	$(1,624,855,397)

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 5 - CAPITAL STOCK – (Continued)

Class C	Six months ended		Year ended
	January 31, 2008 (Unaudited)		July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	12,984,599	$497,942,037	40,886,012	$1,514,564,812
Shares issued in reinvestment
of distributions	557,023	21,618,279	19,513	709,438
	13,541,622	519,560,316	40,905,525	1,515,274,250
Shares redeemed	(16,965,702)	(646,665,994)	(22,584,980)	(842,342,949)
Net increase (decrease)	(3,424,080)	$(127,105,678)	18,320,545	$672,931,301

Class R	Six months ended		Year ended
	January 31, 2008 (Unaudited)		July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	6,790,276	$271,720,535	11,878,019	$460,044,527
Shares issued in reinvestment
of distributions	156,368	6,295,387	58,818	2,218,001
	6,946,644	278,015,922	11,936,837	462,262,528
Shares redeemed	(3,848,603)	(154,196,026)	(3,949,912)	(155,336,700)
Net increase	3,098,041	$123,819,896	7,986,925	$306,925,828

Class Y	Six months ended		Year ended
	January 31, 2008 (Unaudited)		July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	43,186,553	$1,749,755,777	71,859,924	$2,843,564,854
Shares issued in reinvestment
of distributions	1,851,204	75,232,926	860,369	32,754,246
	45,037,757	1,824,988,703	72,720,293	2,876,319,100
Shares redeemed	(19,714,237)	(787,695,174)	(22,572,926)	(885,337,735)
Net increase	25,323,520	$1,037,293,529	50,147,367	$1,990,981,365

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $58,883 during the six months ended January 31, 2008.

DAVIS NEW YORK VENTURE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 7 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2008, the Fund had on loan securities valued at $90,249,390; cash of $94,115,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BARROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding at January 31, 2008.

NOTE 9 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in the Fund amounted to $698,990,190 or 1.49% of the Fund’s net assets as of January 31, 2008. The illiquid and restricted security is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of January 31, 2008

Merrill Lynch & Co., Inc.,
Private Placement	12/24/07	13,935,100	$48.00	$50.1604

NOTE 10 - IN-KIND REDEMPTION

During the six months ended January 31, 2008, shareholders redeemed 1,867,995 shares in exchange for Fund portfolio securities valued at $76,158,159. The Fund realized a gain of $10,757,560. This gain is not taxable for federal income tax purposes.

DAVIS NEW YORK VENTURE FUND

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended 1/31/2008[8]	$39.75	$0.22	[3]	$(1.34)	$(1.12)
Year ended 7/31/2007	35.11	0.37	[3]	4.54	4.91
Year ended 7/31/2006	32.13	0.27	[3]	2.98	3.25
Year ended 7/31/2005	27.83	0.30	[3]	4.23	4.53
Year ended 7/31/2004	23.73	0.17		4.12	4.29
Year ended 7/31/2003	21.47	0.18		2.21	2.39
Davis New York Venture Fund Class B:
Six months ended 1/31/2008[8]	37.93	0.06	[3]	(1.30)	(1.24)
Year ended 7/31/2007	33.53	0.05	[3]	4.35	4.40
Year ended 7/31/2006	30.69	–	[3,5]	2.85	2.85
Year ended 7/31/2005	26.60	0.05	[3]	4.04	4.09
Year ended 7/31/2004	22.70	(0.02)[3]		3.92	3.90
Year ended 7/31/2003	20.58	0.01	[3]	2.11	2.12
Davis New York Venture Fund Class C:
Six months ended 1/31/2008[8]	38.18	0.06	[3]	(1.29)	(1.23)
Year ended 7/31/2007	33.74	0.07	[3]	4.37	4.44
Year ended 7/31/2006	30.89	0.01	[3]	2.86	2.87
Year ended 7/31/2005	26.77	0.05	[3]	4.08	4.13
Year ended 7/31/2004	22.85	–	[3,5]	3.93	3.93
Year ended 7/31/2003	20.71	–	[5]	2.14	2.14
Davis New York Venture Fund Class R:
Six months ended 1/31/2008[8]	39.73	0.15	[3]	(1.34)	(1.19)
Year ended 7/31/2007	35.10	0.26	[3]	4.54	4.80
Year ended 7/31/2006	32.13	0.17	[3]	2.99	3.16
Year ended 7/31/2005	27.83	0.23	[3]	4.23	4.46
Period from 8/20/2003[7] to 7/31/2004	23.98	0.13	[3]	3.86	3.99
Davis New York Venture Fund Class Y:
Six months ended 1/31/2008[8]	40.26	0.28	[3]	(1.36)	(1.08)
Year ended 7/31/2007	35.54	0.48	[3]	4.60	5.08
Year ended 7/31/2006	32.53	0.35	[3]	3.03	3.38
Year ended 7/31/2005	28.18	0.40	[3]	4.28	4.68
Year ended 7/31/2004	24.01	0.28		4.16	4.44
Year ended 7/31/2003	21.72	0.25		2.24	2.49

	Six months ended	Year ended July 31,
	January 31, 2008[8]	2007	2006	2005	2004	2003
Portfolio Turnover[2]
(for all classes of shares)	8%	5%	6%	3%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.43)	$–	$–	$–	$–	$(0.43)	$38.20	(2.88)%	$28,997	0.85%[6]		0.85%[6]		1.08%[6]
(0.27)	–	–	–	–	(0.27)	39.75	14.03	29,764	0.85		0.85		0.95
(0.27)	–	–	–	–	(0.27)	35.11	10.15	22,809	0.88		0.87		0.79
(0.23)	–	–	–	–	(0.23)	32.13	16.34	17,508	0.89		0.89		0.98
(0.19)	–	–	–	–	(0.19)	27.83	18.10	12,868	0.92		0.92		0.77
(0.13)	–	–	–	–	(0.13)	23.73	11.19	9,581	0.95		0.95		0.85

(0.10)	–	–	–	–	(0.10)	36.59	(3.28)	2,291	1.64	[6]	1.64	[6]	0.29	[6]
– [5]	–	–	–	–	– [5]	37.93	13.13	3,007	1.65		1.65		0.15
(0.01)	–	–	–	–	(0.01)	33.53	9.30	4,154	1.66		1.65		0.01
– [5]	–	–	–	–	– [5]	30.69	15.38	5,223	1.69		1.69		0.18
– [5]	–	–	–	–	– [5]	26.60	17.18	5,267	1.73		1.73		(0.04)
–	–	–	–	–	–	22.70	10.30	4,917	1.77		1.77		0.03

(0.12)	–	–	–	–	(0.12)	36.83	(3.25)	7,350	1.61	[6]	1.61	[6]	0.32	[6]
– [5]	–	–	–	–	– [5]	38.18	13.17	7,750	1.62		1.62		0.18
(0.02)	–	–	–	–	(0.02)	33.74	9.29	6,230	1.65		1.64		0.02
(0.01)	–	–	–	–	(0.01)	30.89	15.42	4,998	1.68		1.68		0.19
(0.01)	–	–	–	–	(0.01)	26.77	17.19	3,899	1.70		1.70		(0.01)
–	–	–	–	–	–	22.85	10.33	3,122	1.74		1.74		0.06

(0.30)	–	–	–	–	(0.30)	38.24	(3.02)	832	1.17	[6]	1.17	[6]	0.76	[6]
(0.17)	–	–	–	–	(0.17)	39.73	13.70	741	1.17		1.17		0.63
(0.19)	–	–	–	–	(0.19)	35.10	9.86	375	1.15		1.15		0.51
(0.16)	–	–	–	–	(0.16)	32.13	16.04	96	1.15		1.15		0.72
(0.14)	–	–	–	–	(0.14)	27.83	16.67	10	1.15	[6]	1.15	[6]	0.51	[6]

(0.54)	–	–	–	–	(0.54)	38.64	(2.74)	7,446	0.59	[6]	0.59	[6]	1.34	[6]
(0.36)	–	–	–	–	(0.36)	40.26	14.34	6,739	0.59		0.59		1.21
(0.37)	–	–	–	–	(0.37)	35.54	10.44	4,166	0.62		0.62		1.04
(0.33)	–	–	–	–	(0.33)	32.53	16.68	2,444	0.58		0.58		1.29
(0.27)	–	–	–	–	(0.27)	28.18	18.53	1,354	0.58		0.58		1.11
(0.20)	–	–	–	–	(0.20)	24.01	11.53	1,057	0.61		0.61		1.19

3  Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5  Less than $0.005 per share.

6  Annualized.

7  Inception date of class.

8  Unaudited.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS NEW YORK VENTURE FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Investment Adviser	Vice President & Secretary
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	22

Fund Information	25

Directors and Officers	26

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Research Fund’s Class A shares delivered a negative return on net asset value of 8.13% for the six-month period ended January 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 4.32%. The economic sectors3 within the Index that turned in the strongest performance over the six-month period were utilities, consumer staples, and materials. The economic sectors that turned in the weakest performance over the six-month period were consumer discretionary, financials, and telecommunication services.

Key Contributors to Performance

The Fund has a significant investment in material companies (9% versus 3% for the Index) and they were the most important contributors4 to both absolute and relative performance. The Fund’s material companies out-performed the corresponding sector within the Index (up 34% versus up 3% for the Index). Monsanto5, Rio Tinto, and Companhia Vale do Rio Doce were among the top contributors to performance.

The Fund made a smaller investment in energy companies (5% versus 12% for the Index), but they were the second most important contributors to absolute performance. The Fund’s energy companies out-performed the corresponding sector within the Index (up 16% versus up 1% for the Index). EOG Resources, Devon Energy, and Transocean were among the top contributors to performance.

Key Detractors from Performance

The Fund’s holdings in the consumer discretionary and financial sectors were the most important detractors from both absolute and relative performance over the six-month period.

The Fund had more invested in consumer discretionary companies than in any other sector (28% versus 9% for the Index) and they were the weakest performing sector of the Index. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 15% versus down 12% for the Index), and along with a higher relative average weighting this sector detracted from both absolute and relative performance. Comcast, Continental AG, Liberty Media Corp. – Capital, and WPP Group were among the top detractors from performance.

The Fund benefited from investing less in the poorly performing financial sector (11% versus 19% for the Index). However, the Fund’s financial companies under-performed the corresponding sector within the Index (down 39% versus down 11% for the Index), making financial companies the most important detractors from both absolute and relative performance. E*TRADE Financial, MBIA, and Ambac Financial Group were among the top detractors from performance.

Other key detractors to performance included Dell, Cisco Systems, and Sprint Nextel.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 21% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index.

2

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Davis Research Fund’s Class A shares as of January 31, 2008 was 0.89%. The operating expense ratio may vary in future years. Below are the average annual total returns for Davis Research Fund’s Class A shares for the periods ended January 31, 2008.

	1-Year	5-Year	Fund Inception (10/31/01)
Davis Research Fund A without sales charge	(6.82)%	13.06%	7.96%
Davis Research Fund A with 4.75% sales charge	(11.27)%	11.97%	7.12%
Standard & Poor’s 500® Index	(2.31)%	12.03%	6.18%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2     The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3     The companies included in the Standard & Poor’s 500® Index are divided into ten economic sectors. One or more industry groups make up an economic sector.

4     A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS RESEARCH FUND

FUND OVERVIEW

At January 31, 2008 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.26%	Technology	26.80%	15.64%
Common Stock (Foreign)	21.09%	Media	16.97%	2.83%
Short Term Investments	0.36%	Materials	10.74%	3.40%
Other Assets & Liabilities	0.29%	Diversified Financials	7.15%	9.07%
	100.00%	Retailing	6.91%	2.90%
		Health Care	6.66%	12.14%
		Energy	5.63%	12.29%
		Automobiles & Components	4.75%	0.55%
		Capital Goods	3.64%	9.29%
		Food & Staples Retailing	2.70%	2.51%
		Transportation	2.61%	1.96%
		Household & Personal Products	2.37%	2.49%
		Insurance	1.98%	4.30%
		Telecommunication Services	0.56%	3.48%
		Consumer Durables & Apparel	0.53%	1.05%
		Other	–	16.10%
			100.00%	100.00%

Top 10 Holdings

Security	Industry	% of Fund’s Net Assets
Microsoft Corp.	Software & Services	5.56%
Cisco Systems, Inc.	Technology Hardware & Equipment	4.14%
Comcast Corp., Special Class A	Media	3.96%
Monsanto Co.	Materials	3.73%
News Corp., Class A	Media	3.47%
Google Inc., Class A	Software & Services	3.26%
Hewlett-Packard Co.	Technology Hardware & Equipment	3.09%
UnitedHealth Group Inc.	Health Care Equipment & Services	3.01%
Companhia Vale do Rio Doce, ADR	Materials	2.80%
Dell Inc.	Technology Hardware & Equipment	2.66%

5

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/07)	(01/31/08)	(08/01/07-01/31/08)

Class A
Actual	$1,000.00	$918.71	$4.29
Hypothetical	$1,000.00	$1,020.66	$4.52

Class B
Actual	$1,000.00	$911.41	$12.01
Hypothetical	$1,000.00	$1,012.57	$12.65

Class C
Actual	$1,000.00	$911.56	$12.01
Hypothetical	$1,000.00	$1,012.57	$12.65

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2008 are as follows:

Annualized Expense Ratio**

Class A	0.89%
Class B	2.50%
Class C	2.50%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS RESEARCH FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/07 to 01/31/08. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical”, is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.35%)

AUTOMOBILES & COMPONENTS – (4.72%)
10,800	Continental AG (Germany)	$1,121,369
14,100	Daimler AG, Registered (Germany)	1,102,610
15,400	Harley-Davidson, Inc.	624,932
		2,848,911
CAPITAL GOODS – (3.61%)
4,800	PACCAR Inc.	224,976
9,900	Siemens AG, Registered (Germany)	1,276,119
2,740	Terex Corp.*	161,002
6,500	3M Co.	517,725
		2,179,822
CAPITAL MARKETS – (5.29%)
26,000	Bank of New York Mellon Corp.	1,212,380
105,500	E*TRADE Financial Corp.*	522,753
9,200	Legg Mason, Inc.	662,400
19,200	UBS AG, Registered (Switzerland)	792,768
		3,190,301
CONSUMER DURABLES & APPAREL – (0.53%)
10,000	Coach, Inc.*	320,500
DIVERSIFIED FINANCIAL SERVICES – (1.81%)
23,000	JPMorgan Chase & Co.	1,093,650
ENERGY – (5.59%)
13,000	Devon Energy Corp.	1,104,740
12,600	EOG Resources, Inc.	1,102,500
2,300	Southwestern Energy Co.*	128,593
8,465	Transocean Inc.*	1,037,809
		3,373,642
FOOD & STAPLES RETAILING – (2.69%)
13,500	Costco Wholesale Corp.	916,785
13,800	Wal-Mart Stores, Inc.	702,144
		1,618,929
HEALTH CARE EQUIPMENT & SERVICES – (4.35%)
5,100	Cardinal Health, Inc.	295,647
23,100	Omnicare, Inc.	511,434
35,700	UnitedHealth Group Inc.	1,814,988
		2,622,069
HOUSEHOLD & PERSONAL PRODUCTS – (2.35%)
40,500	Avon Products, Inc.	1,418,310

8

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (10.67%)
37,700	BHP Billiton PLC (United Kingdom)	$1,140,033
64,800	Companhia Vale do Rio Doce, ADR (Brazil)	1,686,744
20,000	Monsanto Co.	2,248,800
13,600	Rio Tinto PLC (United Kingdom)	1,361,659
		6,437,236
MEDIA – (16.86%)
132,900	Comcast Corp., Special Class A*	2,388,213
52,200	Grupo Televisa S.A., ADR (Mexico)	1,163,538
14,000	Lagardere S.C.A. (France)	1,028,570
11,100	Liberty Media Corp. - Capital, Series A*	1,194,027
110,900	News Corp., Class A	2,096,010
26,300	Walt Disney Co.	787,159
122,800	WPP Group PLC (United Kingdom)	1,511,692
		10,169,209
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.27%)
10,200	Amgen Inc.*	474,963
14,100	Johnson & Johnson	891,966
		1,366,929
PROPERTY & CASUALTY INSURANCE – (1.97%)
30,700	Ambac Financial Group, Inc.	359,804
5	Berkshire Hathaway Inc., Class A*	680,000
9,500	MBIA Inc.	147,250
		1,187,054
RETAILING – (6.86%)
17,900	Bed Bath & Beyond Inc.*	576,112
62,200	CarMax, Inc.*	1,387,060
19,300	Home Depot, Inc.	591,931
55,500	Liberty Media Corp. - Interactive, Series A*	882,450
26,500	Lowe’s Cos, Inc.	700,660
		4,138,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.64%)
51,400	Texas Instruments Inc.	1,589,802
SOFTWARE & SERVICES – (11.32%)
3,520	Google Inc., Class A*	1,969,123
43,780	Iron Mountain Inc.*	1,505,594
103,100	Microsoft Corp.	3,352,812
		6,827,529

9

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (12.67%)
16,000	Agilent Technologies, Inc.*	$542,560
102,220	Cisco Systems, Inc.*	2,495,701
80,200	Dell Inc.*	1,602,797
42,600	Hewlett-Packard Co.	1,863,750
10,600	International Business Machines Corp.	1,137,804
		7,642,612
TELECOMMUNICATION SERVICES – (0.56%)
32,010	Sprint Nextel Corp.	337,065
TRANSPORTATION – (2.59%)
16,100	Ryanair Holdings PLC, ADR* (Ireland)	537,579
8,200	Union Pacific Corp.	1,025,246
		1,562,825

Total Common Stock – (identified cost $54,016,849)	59,924,608

SHORT TERM INVESTMENTS – (0.36%)
$66,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08, repurchase value of $66,005
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.875%, 08/29/08-11/01/37,
	total market value $67,320)	66,000
61,000	Banc of America Securities LLC Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08, repurchase value of $61,005
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%, 06/01/35-02/01/38,
	total market value $62,220)	61,000
44,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 2.98%,
	2/01/08, dated 1/31/08, repurchase value of $44,004
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.082%, 10/25/16-01/20/38,
	total market value $44,880)	44,000
48,000	UBS Securities LLC Joint Repurchase Agreement, 2.95%,
	2/01/08, dated 1/31/08, repurchase value of $48,004
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-5.50%, 06/01/33-04/01/37,
	total market value $48,960)	48,000

	Total Short Term Investments – (identified cost $219,000)	219,000

10

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2008 (Unaudited)

Total Investments – (99.71%) – (identified cost $54,235,849) – (a)	$60,143,608
Other Assets Less Liabilities – (0.29%)	177,147
Net Assets – (100.00%)	$60,320,755

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $54,257,082. At January 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$12,780,051
Unrealized depreciation	(6,893,525)
Net unrealized appreciation	$5,886,526

See Notes to Financial Statements

11

DAVIS RESEARCH FUND

STATEMENT OF ASSETS AND LIABILITIES

At January 31, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (cost of $54,235,849) (see accompanying
Schedule of Investments)	$60,143,608
Cash	2,058
Receivables:
Dividends and interest	14,954
Capital stock sold	75
Investment securities sold	271,529
Prepaid expenses	1,453
Due from adviser	132
Total assets	60,433,809
LIABILITIES:
Payables:
Investment securities purchased	47,473
Accrued management fees	39,778
Accrued custodian fees	9,954
Accrued audit fees	7,800
Other accrued expenses	8,049
Total liabilities	113,054
NET ASSETS	$60,320,755

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$234,916
Additional paid-in capital	55,209,089
Undistributed net investment loss	(15,542)
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currency	5,907,778
Accumulated net realized losses from investments and foreign currency transactions	(1,015,486)
Net Assets	$60,320,755

CLASS A SHARES
Net assets	$60,317,808
Shares outstanding	4,698,087
Net asset value and redemption price per share	$12.84
Maximum offering price per share (100/95.25 of $12.84)*	$13.48

CLASS B SHARES
Net assets	$1,472
Shares outstanding	121
Net asset value, offering, and redemption price per share	$12.17

CLASS C SHARES
Net assets	$1,475
Shares outstanding	121
Net asset value, offering, and redemption price per share	$12.19

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

12

DAVIS RESEARCH FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $4,112)		$265,659
Interest		16,863
Total income		282,522
Expenses:
Management fees (Note 3)	$245,687
Custodian fees	19,199
Transfer agent fees:
Class A	474
Class B	63
Class C	62
Audit fees	7,800
Legal fees	78
Accounting fees (Note 3)	3,000
Reports to shareholders	181
Directors’ fees and expenses	3,101
Registration and filing fees	7,498
Miscellaneous	4,669
Payments under distribution plan (Note 4):
Class B	6
Class C	6
Total expenses		291,824
Expenses paid indirectly (Note 6)		(140)
Reimbursement of expenses by Adviser (Note 3)		(111)
Net expenses		291,573
Net investment loss		(9,051)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		537,577
Foreign currency transactions		(2,493)
Net decrease in unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currency		(5,894,000)
Net realized and unrealized loss on investments and foreign currency		(5,358,916)
Net decrease in net assets resulting from operations		$(5,367,967)

See Notes to Financial Statements

13

DAVIS RESEARCH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
OPERATIONS:
Net investment income (loss)	$(9,051)	$97,147
Net realized gain from investments and foreign currency
transactions	535,084	3,147,500
Net increase (decrease) in unrealized appreciation on
investments and translation of assets and liabilities
denominated in foreign currency	(5,894,000)	5,750,551
Net increase (decrease) in net assets resulting from
operations	(5,367,967)	8,995,198

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(101,146)	(377,011)
Realized gains from investment transactions:
Class A	(4,370,596)	(1,876,370)
Class B	(112)	(57)
Class C	(112)	(57)

CAPITAL SHARE TRANSACTIONS:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	5,301,098	13,852,969
Class B	112	57
Class C	112	57

Total increase (decrease) in net assets	(4,538,611)	20,594,786

NET ASSETS:
Beginning of period	64,859,366	44,264,580
End of period*	$60,320,755	$64,859,366

*Including undistributed net investment income (loss) of	$(15,542)	$94,655

See Notes to Financial Statements

14

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

15

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on Federal Income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

16

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of January 31, 2008, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2008, were $7,219,587 and $6,453,850, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended January 31, 2008 approximated 0.75% (annualized) of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2008 amounted to $54. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2008. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C shares 2.50%), such reimbursements amounted to $56 for Class B shares and $55 for Class C shares. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

17

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (Continued)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2008, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2008.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which is currently 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2008, Class B shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended January 31, 2008 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $32, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

18

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES – (Continued)

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2008, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2008, Class C shares of the Fund made distribution fee payments of $6. There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the six months ended January 31, 2008.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $35, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

19

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2008, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended January 31, 2008 (Unaudited)		Year ended July 31, 2007
	Shares	Amount	Shares	Amount
Shares subscribed	67,851	$1,031,625	807,519	$11,961,068
Shares issued in reinvestment of
distributions	318,223	4,464,226	159,339	2,248,728
	386,074	5,495,851	966,858	14,209,796
Shares redeemed	(14,700)	(194,753)	(24,095)	(356,827)
Net increase	371,374	$5,301,098	942,763	$13,852,969

Class B	Six months ended January 31, 2008 (Unaudited)		Year ended July 31, 2007
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	9	112	4	57
	9	112	4	57
Shares redeemed	–	–	–	–
Net increase	9	$112	4	$57

Class C	Six months ended January 31, 2008 (Unaudited)		Year ended July 31, 2007
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of
distributions	9	112	4	57
	9	112	4	57
Shares redeemed	–	–	–	–
Net increase	9	$112	4	$57

20

DAVIS RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

January 31, 2008 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $140 during the six months ended January 31, 2008.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2008.

21

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.99	$13.08	$14.22	$11.10	$9.93	$8.23

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	– [4]	0.01	0.04	0.05	0.06	0.07
Net Realized and Unrealized
Gains (Losses)	(1.14)	2.53	0.06	3.19	1.18	1.69
Total from Investment Operations	(1.14)	2.54	0.10	3.24	1.24	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.10)	(0.22)	(0.12)	(0.07)	(0.06)
Distributions from Realized Gains	(0.99)	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(1.01)	(0.63)	(1.24)	(0.12)	(0.07)	(0.06)

Net Asset Value, End of Period	$12.84	$14.99	$13.08	$14.22	$11.10	$9.93

Total Return[1]	(8.13)%	19.74%	0.74%	29.23%	12.50%	21.56%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$60,318	$64,856	$44,262	$38,349	$29,528	$26,169
Ratio of Expenses to Average Net Assets:
Gross	0.89%*	0.90%	0.94%	0.93%	0.99%	1.03%
Net[3]	0.89%*	0.90%	0.94%	0.93%	0.99%	1.03%
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.03)%*	0.18%	0.20%	0.43%	0.60%	0.87%
Portfolio Turnover Rate[2]	10%	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[4]	Less than $0.005 per share

*	Annualized.

See Notes to Financial Statements

22

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.35	$12.65	$13.80	$10.86	$9.79	$8.17

Income (Loss) From Investment Operations:
Net Investment Loss	(0.08)	(0.18)	(0.17)	(0.17)	(0.09)	(0.06)
Net Realized and Unrealized
Gains (Losses)	(1.11)	2.41	0.05	3.11	1.16	1.68
Total from Investment Operations	(1.19)	2.23	(0.12)	2.94	1.07	1.62

Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.01)	–	–	–
Distributions from Realized Gains	(0.99)	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(0.99)	(0.53)	(1.03)	–	–	–

Net Asset Value, End of Period	$12.17	$14.35	$12.65	$13.80	$10.86	$9.79

Total Return[1]	(8.86)%	17.89%	(0.91)%	27.07%	10.93%	19.83%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$1	$2	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	9.45%*	10.12%	10.95%	2.02%	2.05%	2.06%
Net[3]	2.50%*	2.50%	2.50%	2.02%	2.05%	2.06%
Ratio of Net Investment Loss to
Average Net Assets	(1.64)%*	(1.42)%	(1.36)%	(0.66)%	(0.46)%	(0.16)%
Portfolio Turnover Rate[2]	10%	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

23

DAVIS RESEARCH FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.37	$12.67	$13.80	$10.86	$9.79	$8.17

Income (Loss) From Investment Operations:
Net Investment Loss	(0.08)	(0.18)	(0.16)	(0.16)	(0.09)	(0.06)
Net Realized and Unrealized
Gains (Losses)	(1.11)	2.41	0.06	3.10	1.16	1.68
Total from Investment Operations	(1.19)	2.23	(0.10)	2.94	1.07	1.62

Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.01)	–	–	–
Distributions from Realized Gains	(0.99)	(0.53)	(1.02)	–	–	–
Total Dividends and Distributions	(0.99)	(0.53)	(1.03)	–	–	–

Net Asset Value, End of Period	$12.19	$14.37	$12.67	$13.80	$10.86	$9.79

Total Return[1]	(8.84)%	17.87%	(0.77)%	27.07%	10.93%	19.83%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$1	$2	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	9.34%*	10.11%	10.77%	2.02%	2.05%	2.06%
Net[3]	2.50%*	2.50%	2.50%	2.02%	2.05%	2.06%
Ratio of Net Investment Loss to
Average Net Assets	(1.64)%*	(1.42)%	(1.36)%	(0.66)%	(0.46)%	(0.16)%
Portfolio Turnover Rate[2]	10%	26%	43%	54%	44%	119%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[2]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

24

DAVIS RESEARCH FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

26

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

27

DAVIS RESEARCH FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole Member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

28

DAVIS RESEARCH FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279.

29

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 2, 2008